BUSINESS COMBINATIONS - Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed (Details) - Bailiwick Services, LLC [Member] $ in Thousands	Aug. 19, 2024 USD ($)
BUSINESS COMBINATIONS [Abstract]
Accounts receivable	$ 41,719
Contract assets	7,712
Other assets	20,669
Identified intangible assets	58,010
Accounts payable and other liabilities	(38,273)
Contract liabilities	(6,216)
Total identifiable net assets	83,621
Goodwill	41,305
Total purchase consideration	$ 124,926